Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Outstanding Balance and Transactions with Related Parties

The following table provided the total amount of outstanding balance at December 31, 2018 and 2017.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	—	88	45	1,019
PEWC, Singapore Branch	15	15	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	1,005	1,008
PEWC (HK)	5,989	7,420	399	2,394

The immediate holding company
Moon View	—	—	—	1,537

Associate
SPHC	181	180	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	5,876	5,651	—	—
Fujikura Limited	—	—	136	—

Others	—	—	50	22
Total	12,061	13,354	2,997	7,342

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2018	2017	2016
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	521	18,170	8,596
	Sales	14	1,457	493
	Fabrication income received	412	208	—
	Management fee received	—	—	4
	Management fee paid	136	143	145
	Information technology service fee paid	115	114	118
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	21	15	11
PEWC (HK)	Purchases	2,479	4,180	6,331
	Sales	23,498	24,437	25,546
	Service fee paid	231	—	—

The immediate holding company
Moon View	Income from discharge of liability*	1,537	—	—

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	6,814	6,203	3,058
	Construction of factory building expenses and acquisition of assets	—	—	285
Fujikura Limited	Purchases	750	1,115	1,064

Compensation of Key Management Personnel

24(d)Compensation of key management personnel of the Company

	For the years ended December, 31
	2018	2017	2016
	US$’000	US$’000	US$’000
Short-term employee benefits	3,814	3,900	3,344
Post-employment benefits	102	103	100
Termination benefits	47	43	103
Total compensation paid to key management personnel	3,963	4,046	3,547